DIVIDEND	12 Months Ended
Dec. 31, 2011
DIVIDEND
17	DIVIDEND

On March 13, 2009, the Board of Directors of the Company approved the payment of a cash dividend of USD0.175 per ordinary share, totaling USD36,254 (equivalent to RMB247,908 at the exchange rate on March 13, 2009), to the ordinary shareholders on record as of close of business on April 16, 2009. As approved by the Board of Directors of the Company, RMB144,571 of the dividends was paid out of additional paid-in capital. The cash dividends were fully paid during the year ended December 31, 2009.

On August 24, 2009, the Board of Directors of the Company declared a special cash dividend of USD0.75 per ordinary share, totaling USD157,164 (equivalent to RMB1,073,557 at the exchange rate on August 24, 2009), to the ordinary shareholders on record as of close of business on September 25, 2009. As approved by the Board of Directors of the Company, the entire amount of the special dividend was paid out of additional paid-in capital. USD152,027 was paid as of December 31, 2009, and the remaining balance was paid in April 2010.

On March 3, 2010, the Company’s Board of Directors approved the payment of a cash dividend of USD0.14 per ordinary share, totaling USD29,491 (equivalent to RMB201,301 at the exchange rate on March 3, 2010), to the ordinary shareholders on record as of close of business on April 2, 2010. As approved by the Board of Directors of the Company, USD12,621 of the dividends was paid out of additional paid-in capital. The cash dividends were fully paid during the year ended December 31, 2010.

On January 18, 2011, the Board of Directors of the Company declared a special cash dividend of USD0.15 per ordinary share, totaling USD31,168 (equivalent to RMB205,172 at the exchange rate on January 18, 2011), to the ordinary shareholders on record as of close of business on January 31, 2011. As approved by the Board of Directors of the Company, the entire amount of the special dividends was paid out of additional paid-in capital. The special dividends were fully paid during the year ended December 31, 2011.